As filed with the Securities and Exchange Commission on May 4 , 201 6

Securities Act File No. 33-16245
Investment Company Act File No. 811-05276

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __
Post-Effective Amendment No. 44
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Post-Effective Amendment No. 44
(Check appropriate box or boxes)

VALUE LINE FUNDS VARIABLE TRUST

(formerly, Value Line Strategic Asset Management Trust)
(Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor,
New York, NY 10036
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 907-1900

Mitchell E. Appel
Value Line Funds
7 Times Square, 21st Floor,
New York, New York 10036-6524

(Name and Address of Agent for Service)

Copy to:
Peter D. Lowenstein, Esq.
515 West Lyon Farm Drive
Greenwich, CT 06831

It is proposed that this filing will become effective :
☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date ) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 4 th day of   May , 201 6 .

VALUE LINE FUNDS VARIABLE TRUST

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	Joyce E. Heinzerling*	Trustee	May 4 , 201 6
(Joyce E. Heinzerling)

	James E. Hillman**	Trustee	May 4 , 201 6
(James E. Hillman)

	Michael Kuritzkes**	Trustee	May 4 , 201 6
(Michael Kuritzkes)

	Francis C. Oakley*	Trustee	May 4 , 201 6
(Francis C. Oakley)

	Paul Craig Roberts*	Trustee	May 4 , 201 6
(Paul Craig Roberts)

	Nancy-Beth Sheerr*	Trustee	May 4 , 201 6
(Nancy-Beth Sheerr)

	/s/ Mitchell E. Appel	Trustee; President and Chief Executive Officer	May 4 , 201 6
	(Mitchell E. Appel)	(Principal Executive Officer)

	/s/ Emily D. Washington	Treasurer; Principal Financial	May 4 , 201 6
	(Emily D. Washington)	and Accounting Officer; Secretary

*By:	/s/ Mitchell E. Appel
(Mitchell E. Appel, attorney-in-fact)

*	Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 34, filed September 19, 2014, and incorporated herein by reference.

**	Pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 38, filed April 30, 2015, and incorporated herein by reference.

C-5

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABEL LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE